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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


                   Investment Company Act file number 811-1355

                                 The Alger Funds


              ----------------------------------------------------
               (Exact name of registrant as specified in charter)


                   111 Fifth Avenue, New York, New York 10003


          -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Mr. Hal Liebes


                           Fred Alger Management, Inc.


                                111 Fifth Avenue


                            New York, New York 10003


          -------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-806-8800


Date of fiscal year end: October 31


Date of reporting period: January 31, 2006

ITEM 1.  Schedule of Investments.

THE ALGER FUNDS
ALGER LARGECAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
JANUARY 31, 2006

COMMON STOCKS- 96.8%                                                 SHARES                         VALUE
                                                                     ------                         -----
AEROSPACE & DEFENSE-.7%
General Dynamics Corporation                                          27,800                      $ 3,234,808
                                                                                                  -----------

BIOTECHNOLOGY-2.8%
Amgen Inc.*                                                           51,100                        3,724,679
Gilead Sciences, Inc. *                                               86,000                        5,234,820
MedImmune, Inc.*                                                     139,100                        4,746,092
                                                                                                  -----------
                                                                                                   13,705,591
                                                                                                  -----------

CAPITAL MARKETS-2.8%
Bear Stearns Companies Inc.                                           41,100                        5,197,506
Legg Mason, Inc.                                                      39,100                        5,071,270
Merrill Lynch & Co., Inc.                                             49,400                        3,708,458
                                                                                                  -----------
                                                                                                   13,977,234
                                                                                                  -----------

COMMUNICATION EQUIPMENT-5.3%
Cisco Systems, Inc.*                                                 460,700                        8,555,199
Corning Incorporated*                                                292,400                        7,119,940
Motorola, Inc.                                                       216,300                        4,912,173
QUALCOMM Inc.                                                        111,100                        5,328,356
                                                                                                   ----------
                                                                                                   25,915,668
                                                                                                  -----------

COMPUTERS & PERIPHERALS-7.9%
Apple Computer, Inc.*                                                234,100                       17,676,891
Network Appliance, Inc. *                                            429,000                       13,384,800
Seagate Technology                                                   287,800                        7,505,824
                                                                                                  -----------
                                                                                                   38,567,515
                                                                                                  -----------

COMPUTER TECHNOLOGY-.6%
NAVTEQ+*                                                              64,500                        2,896,695
                                                                                                  -----------

DIVERSIFIED FINANCIAL SERVICES-1.7%
Principal Financial Group (The)                                       72,900                        3,437,964
Prudential Financial, Inc.                                            63,200                        4,761,488
                                                                                                  -----------
                                                                                                    8,199,452
                                                                                                  -----------

DIVERSIFIED TELECOMMUNICATION SERVICES-1.5%
ALLTEL Corporation                                                   122,800                        7,371,684
                                                                                                  -----------

                                                                     SHARES                         VALUE
                                                                     ------                         -----
ELECTRIC UTILITIES-1.5%
Exelon Corporation                                                   130,200                      $ 7,476,084
                                                                                                  -----------

ELECTRONIC EQUIPMENT & INSTRUMENTS-1.0%
Emerson Electric Co.                                                  63,100                        4,887,095
                                                                                                  -----------

ELECTRONICS-.8%
Nintendo Co., Ltd. ADR#                                              242,400                        4,164,577
                                                                                                  -----------

ENERGY EQUIPMENT & SERVICES-5.7%
BJ Services Company                                                  117,700                        4,765,673
Nabors Industries Ltd.*                                               30,700                        2,494,375
National-Oilwell Varco Inc.*                                         102,700                        7,812,389
Transocean Inc.*                                                     157,300                       12,764,895
                                                                                                  -----------
                                                                                                   27,837,332
                                                                                                  -----------

FINANCIAL INFORMATION SERVICES-1.0%
Genworth Financial Inc. Cl. A                                        143,500                        4,701,060
                                                                                                  -----------

FINANCIAL SERVICES-1.4%
Schwab (Charles) Corporation (The)                                   462,100                        6,834,459
                                                                                                  -----------

FOOD PRODUCTS-.8%
Archer-Daniels-Midland Company                                       128,500                        4,047,750
                                                                                                  -----------

HEALTH CARE EQUIPMENT & SUPPLIES-1.7%
Medtronic, Inc.                                                       70,000                        3,952,900
St. Jude Medical, Inc.*                                               92,300                        4,534,699
                                                                                                  -----------
                                                                                                    8,487,599
                                                                                                  -----------

HEALTH CARE PROVIDERS & SERVICES-4.3%
Caremark Rx, Inc.*                                                    98,850                        4,873,305
Humana Inc.*                                                         207,000                       11,544,390
Medco Health Solutions, Inc.*                                         89,000                        4,814,900
                                                                                                  -----------
                                                                                                   21,232,595
                                                                                                  -----------

HOTELS, RESTAURANTS & LEISURE-1.7%
Carnival Corporation                                                  74,000                        3,830,240
Starbucks Corporation*                                               136,100                        4,314,370
                                                                                                  -----------
                                                                                                    8,144,610
                                                                                                  -----------

HOUSEHOLD PRODUCTS-2.5%
Procter & Gamble Company                                             208,200                       12,331,686
                                                                                                  -----------

INDUSTRIAL CONGLOMERATES-2.0%
General Electric Company                                             299,000                        9,792,250
                                                                                                  -----------

INSURANCE-1.8%
American International Group, Inc.                                    70,100                        4,588,746
Marsh & McLennan Companies, Inc.                                     148,500                        4,512,915
                                                                                                  -----------
                                                                                                    9,101,661
                                                                                                  -----------

INTERNET & CATALOG RETAIL-5.2%
eBay Inc.*                                                           389,000                       16,765,900
Netflix  Inc.+*                                                      317,100                        8,736,105
                                                                                                  -----------
                                                                                                   25,502,005
                                                                                                  -----------

                                                                     SHARES                         VALUE
                                                                     ------                         -----
INTERNET SOFTWARE & SERVICES-3.0%
Google Inc. Cl. A*                                                    34,600                       14,990,450
                                                                                                  -----------

MACHINERY-1.6%
Caterpillar Inc.                                                     112,400                        7,631,960
                                                                                                  -----------

MEDIA-6.1%
Disney (Walt) Company                                                241,700                        6,117,427
News Corporation Cl. A                                               391,500                        6,170,040
XM Satellite Radio Holdings Inc. Cl. A*                              672,700                       17,611,286
                                                                                                  -----------
                                                                                                   29,898,753
                                                                                                  -----------

METALS & MINING-9.8%
Cameco Corporation                                                    49,000                        3,874,920
Companhia Vale do Rio Doce (CVRD) ADR*#                              196,900                       10,095,063
Freeport-McMoRan Copper & Gold, Inc.                                 101,000                        6,489,250
Inco Limited                                                          60,200                        3,087,056
Newmont Mining Corporation                                           118,200                        7,304,760
Peabody Energy Corporation                                           119,300                       11,871,543
Phelps Dodge Corporation                                              33,000                        5,296,500
                                                                                                  -----------
                                                                                                   48,019,092
                                                                                                  -----------

OIL & GAS-4.2%
Sasol  Ltd. ADR#                                                      69,850                        2,842,895
Talisman Energy Inc.                                                 204,400                       12,454,092
Valero Energy Corporation                                             82,600                        5,156,718
                                                                                                  -----------
                                                                                                   20,453,705
                                                                                                  -----------

PHARMACEUTICALS-4.9%
IVAX Corporation*                                                    118,700                        3,693,944
Novartis AG ADR#                                                      66,300                        3,657,108
Schering-Plough Corporation                                          251,600                        4,818,140
Sepracor Inc.*                                                        34,400                        1,957,704
Teva Pharmaceutical Industries Ltd. ADR#                             116,500                        4,966,395
Wyeth                                                                104,900                        4,851,625
                                                                                                  -----------
                                                                                                   23,944,916
                                                                                                  -----------

SAVINGS &  LOANS-1.0%
Golden West Financial Corp.                                           73,300                        5,176,445
                                                                                                    ---------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-5.0%
Broadcom Corporation Cl. A *                                         108,300                        7,386,060
Intel Corporation                                                    284,750                        6,056,633
Marvell Technology Group Ltd.*                                        58,300                        3,988,886
Xilinx, Inc.                                                         258,000                        7,265,280
                                                                                                  -----------
                                                                                                   24,696,859
                                                                                                  -----------


                                                                     SHARES                         VALUE
                                                                     ------                         -----
SOFTWARE-3.4%
Check Point Software Technologies Ltd.*                              171,700                      $ 3,715,588
Microsoft Corporation                                                323,330                        9,101,740
Symantec Corporation*                                                203,000                        3,731,140
                                                                                                  -----------
                                                                                                   16,548,468
                                                                                                  -----------

SPECIALTY RETAIL-.9%
Bed Bath & Beyond Inc.*                                              115,300                        4,313,373
                                                                                                  -----------

TOBACCO-2.2%
Altria Group, Inc.                                                   149,400                       10,807,596
                                                                                                  -----------

Total Common Stocks
     (Cost $436,700,840)                                                                          474,891,027
                                                                                                  -----------

PURCHASED OPTIONS-.2%                                              CONTRACTS
                                                                   ---------
NAVTEQ/April/40+                                                         597                           89,550
Netflix  Inc./June/25+                                                   316                           82,160
Netflix  Inc./June/27.5+                                                 745                          275,650
XM Satellite Radio Holdings/July/27.5+                                 1,890                          585,900
                                                                                                  -----------

Total Purchased Put Options
     (Cost $1,152,409)                                                                              1,033,260
                                                                                                  -----------

                                                                   PRINCIPAL
SHORT-TERM INVESTMENTS-1.8%                                          AMOUNT
                                                                   ---------
U.S. AGENCY OBLIGATIONS Federal Home Loan Banks, 4.24%, 2/1/06
     (Cost $9,070,000)                                            $9,070,000                        9,070,000
                                                                                                  -----------

Total Investments
     (Cost $446,923,249)(a)                                            98.8%                      484,994,287
Other Assets in Excess of Liabilities                                    1.2                        5,783,347
                                                                         ---                     ------------
Net Assets                                                            100.0%                     $490,777,634
                                                                 ===========                     ============

* Non-income producing securities.
# American Depositary Receipts.
a) At January 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $446,923,249, amounted to $38,071,038, which consisted of aggregate gross unrealized appreciation of $46,398,046 and aggregate gross unrealized depreciation of $8,327,008.

+ All or a portion of the securities are pledged as collateral for options written.




                                                          SHARES
                                                        SUBJECT TO
CALL OPTIONS WRITTEN                     CONTRACTS       CALL/PUT        VALUE
                                         ---------       --------        -----

NAVTEQ/April/55                             320          32,000         $ 25,600
NAVTEQ/April/50                             325          32,500           60,125
Netflix  Inc./June/35                     1,061         106,100          116,710
                                                                        --------

TOTAL
     (PREMIUMS RECEIVED $279,637)                                        202,435
                                                                        --------

PUT OPTIONS WRITTEN
XM Satellite Radio Holdings
 /July/22.5                               1,890         189,000          207,900
NAVTEQ/April/30                             597          59,700            5,970
Netflix  Inc./June/22.5                   1,061         106,100          180,370
                                                                        --------

TOTAL
     (PREMIUMS RECEIVED $469,295)                                        394,240
                                                                        --------

TOTAL OPTIONS WRITTEN
     (PREMIUMS RECEIVED 748,932)                                        $596,675
                                                                        ========

THE ALGER FUNDS
ALGER SMALLCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
JANUARY 31, 2006

COMMON STOCKS-96.9%                                                  SHARES              VALUE
                                                                     ------              -----
AEROSPACE & DEFENSE-2.9%
BE Aerospace, Inc.*                                                  122,000          $  2,564,440
Esterline Technologies Corporation*                                   56,750             2,347,748
SI International Inc.*                                                58,350             1,774,423
                                                                                      ------------
                                                                                         6,686,611
                                                                                      ------------

AIRLINES-1.0%
AirTran Holdings, Inc.*                                              135,350             2,292,828
                                                                                      ------------

APPAREL-1.0%
Gymboree Corp.                                                        99,150             2,443,055
                                                                                      ------------

AUTO COMPONETS-1.3%
LKQ Corporation*                                                     132,600             2,982,173
                                                                                      ------------

BIOTECHNOLOGY-6.2%
Alkermes, Inc. *                                                      95,750             2,330,555
Cubist Pharmaceuticals, Inc.*                                         34,100               737,924
Encysive Pharmaceuticals Inc.*                                        33,400               316,298
Human Genome Sciences, Inc.*                                         180,500             1,985,500
Keryx Biopharmaceuticals, Inc. *                                      86,650             1,389,000
Medarex, Inc.*                                                       126,150             1,763,577
Myogen, Inc.*                                                         29,650             1,106,538
Theravance, Inc.*                                                     71,250             1,951,537
Vertex Pharmaceuticals Incorporated*                                  79,850             2,852,242
                                                                                      ------------
                                                                                        14,433,171
                                                                                      ------------

BUILDING & CONSTRUCTION-.1%
H&E Equipment Services, Inc.*                                          6,400               147,840
                                                                                      ------------

BUSINESS SERVICES-.5%
Macrovision Corp.*                                                  64,500               1,199,054
                                                                                      ------------

CAPITAL MARKETS-2.6%
Affiliated Managers Group, Inc.*                                      25,525             2,368,720
Greenhill & Co., Inc.                                                 31,550             1,804,029
National Financial Partners Corporation                               32,800             1,755,128
                                                                                      ------------
                                                                                         5,927,877
                                                                                      ------------

CHEMICALS-.8%
Westlake Chemical Corporation                                         56,350             1,769,390
                                                                                      ------------

COMMERCIAL BANKS-1.8%
Boston Private Financial Holdings, Inc.                               58,250             1,778,955
Signature Bank*                                                       82,600             2,515,170
                                                                                      ------------
                                                                                         4,294,125
                                                                                      ------------

COMMERCIAL SERVICES & SUPPLIES-4.8%
CoStar Group Inc.*                                                    41,950             2,097,500
FTI  Consulting, Inc.*                                                69,600             1,882,680
Gevity HR, Inc.                                                       77,200             2,119,140
Navigant Consulting, Inc.*                                           112,250             2,550,320
Universal Technical Institute Inc.*                                   66,000             2,412,300
                                                                                      ------------
                                                                                        11,061,940
                                                                                      ------------

COMMUNICATION EQUIPMENT-1.5%
F5 Networks, Inc.*                                                    17,350             1,122,545
Powerwave Technologies, Inc.*                                        154,650             2,259,437
                                                                                      ------------
                                                                                         3,381,982
                                                                                      ------------

                                                                     SHARES              VALUE
                                                                     ------              -----
COMPUTERS & PERIPHERALS-.8%
Mobility Electronics, Inc.*                                          172,250             1,805,180
                                                                                      ------------

COMPUTER SERVICES-1.1%
Open Solutions Inc.*                                                  94,800          $  2,463,852
                                                                                      ------------

COMPUTER TECHNOLOGY-.8%
Secure Computing Corporation*                                        127,500             1,856,400
                                                                                      ------------

CONSTRUCTION & ENGINEERING-1.2%
URS Corporation*                                                      64,500             2,759,310
                                                                                      ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS-1.1%
Multi-Fineline Electronix, Inc.*                                      48,600             2,612,736
                                                                                      ------------

ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS-.3%
Saifun Semiconductors Ltd.*                                           23,200               788,800
                                                                                      ------------

ENERGY EQUIPMENT & SERVICES-2.2%
Hornbeck Offshore Services, Inc. *                                    73,700             2,931,786
Pioneer Drilling Company*                                             96,900             2,209,320
                                                                                      ------------
                                                                                         5,141,106
                                                                                      ------------

FINANCIAL INFORMATION SERVICES-1.0%
GFI Group Inc.*                                                       43,900             2,396,501
                                                                                      ------------

FOOD & BEVERAGES-1.0%
Hain Celestial Group Inc. (The)*                                     100,100             2,333,331
                                                                                      ------------

FOREIGN SEA FREIGHT-.7%
Genco Shipping & Trading Ltd.                                         97,550             1,577,384
                                                                                      ------------

HEALTH CARE EQUIPMENT & SUPPLIES-7.3%
ArthroCare Corporation*                                               53,500             2,396,265
Haemonetics Corporation*                                              36,950             1,921,400
Hologic, Inc.*                                                        65,650             3,378,349
Illumina, Inc.*                                                      109,650             2,350,896
Intuitive Surgical, Inc.*                                             15,600             2,147,340
Sybron Dental Specialties, Inc.*                                      57,900             2,466,540
Ventana Medical Systems, Inc.*                                        56,850             2,293,329
                                                                                      ------------
                                                                                        16,954,119
                                                                                      ------------

                                                                     SHARES              VALUE
                                                                     ------              -----
HEALTH CARE PROVIDERS & SERVICES-6.3%
Psychiatric Solutions, Inc.*                                          88,000          $  2,903,120
Sierra Health Services, Inc.*                                         60,800             2,408,896
Sunrise Senior Living Inc.*                                           71,400             2,595,390
Symbion, Inc.*                                                       105,600             2,439,360
VCA Antech, Inc.*                                                     67,250             1,860,807
WellCare Health Plans Inc.*                                           58,750             2,375,263
                                                                                      ------------
                                                                                        14,582,836
                                                                                      ------------

HOTELS, RESTAURANTS & LEISURE-2.4%
Applebee's International, Inc.                                        73,312             1,757,289
Orient-Express Hotels Ltd. Cl. A                                      76,050             2,454,894
Red Robin Gourmet Burgers Inc.*                                       31,600             1,254,204
                                                                                      ------------
                                                                                         5,466,387
                                                                                      ------------

INSURANCE-2.0%
Ohio Casualty Corporation                                             81,950             2,469,973
Platinum Underwriters Holdings Holdings, Inc.                         67,900             2,081,135
                                                                                      ------------
                                                                                         4,551,108
                                                                                      ------------

INTERNET & CATALOG RETAIL-.9%
Priceline.com Incorporated*                                           93,400             2,059,470
                                                                                      ------------

INTERNET SOFTWARE & SERVICES-6.5%
Allscripts Healthcare Solutions, Inc.*                               147,450             2,596,595
aQuantive, Inc.*                                                      58,550             1,522,886
DealerTrack Holdings Inc.*                                           104,200             2,078,790
Jupitermedia Corporation*                                            136,300             2,206,697
Openwave Systems, Inc.*                                              106,883             2,304,397
TNS Inc.*                                                            117,700             2,417,558
WebEx Communications, Inc.*                                           76,150             1,848,921
                                                                                      ------------
                                                                                        14,975,844
                                                                                      ------------

IT SERVICES-1.0%
Wright Express Corp.*                                                 92,550             2,354,472
                                                                                      ------------

LEISURE & ENTERTAINMENT-.7%
WMS Industries Inc.                                                   61,650             1,614,614
                                                                                      ------------

LEISURE EQUIPMENT & PRODUCTS-.9%
LIFE TIME FITNESS, Inc.*                                              53,500             2,064,565
                                                                                      ------------

MACHINERY-3.3%
Actuant Corporation Cl. A                                             39,150             2,241,337
Bucyrus International, Inc. Cl. A                                     47,950             2,934,061
Gardner Denver Inc.*                                                  49,150             2,600,035
                                                                                      ------------
                                                                                         7,775,433
                                                                                      ------------

MANUFACTURING-.5%
American Railcar Industries, Inc.*                                    37,050             1,107,017
                                                                                      ------------

MEDIA-2.8%
Focus Media Holding Limited ADR*#                                     27,300             1,490,306
Media General, Inc. Cl. A                                             19,100               913,935
NeuStar, Inc. Cl. A*                                                  74,350             2,156,894
World Wrestling Entertainment, Inc. Cl. A                            140,150             2,053,198
                                                                                      ------------
                                                                                         6,614,333
                                                                                      ------------

METALS & MINING.8%
Paladin Resources Limited*                                           672,450             1,802,166
                                                                                      ------------

OIL & GAS-5.3%
Carrizo  Oil & Gas, Inc.*                                             83,550             2,411,253
Energy Partners, Ltd.*                                                61,850             1,736,130
Giant Industries, Inc.*                                               43,200             3,019,248
Grey Wolf, Inc.*                                                     243,850             2,145,880
TODCO Cl. A*                                                          66,984             2,987,486
                                                                                      ------------
                                                                                        12,299,997
                                                                                      ------------


                                                                     SHARES              VALUE
                                                                     ------              -----
OIL AND GAS EXPLORATION SERVICES-.8%
Petrobank Energy and Resources Ltd.*                                 154,650          $  1,869,719
                                                                                      ------------

PHARMACEUTICAL PREPARATIONS-.9%
Adams Respiratory Therapeutics, Inc.*                                 50,100             2,163,318
                                                                                      ------------

PHARMACEUTICALS-.9%
Medicines Company*                                                   106,450             2,049,163
                                                                                      ------------

RESTAURANTS-.9%
McCormick & Schmick's Seafood Restaurants, Inc.*                     101,900             2,190,850
                                                                                      ------------

RETAIL-1.0%
Phillips-Van Heusen Corporation                                       67,450             2,436,969
                                                                                      ------------

ROAD & RAIL-.9%
Landstar Systems, Inc.                                                48,400             2,047,320
                                                                                      ------------

SEMICONDUCTOR CAPITAL EQUIPMENT-2.0%
FormFactor Inc.*                                                      63,050             1,880,151
SiRF Technology Holdings, Inc.*                                       79,300             2,671,617
                                                                                      ------------
                                                                                         4,551,768
                                                                                      ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-4.3%
ATMI, Inc.*                                                           71,150             2,390,640
Microsemi Corporation*                                                79,300             2,413,892
Tessera Technologies Inc.*                                            75,100             2,424,228
Trident Microsystems, Inc.*                                          102,000             2,664,240
                                                                                      ------------
                                                                                         9,893,000
                                                                                      ------------

SOFTWARE-3.5%
Hyperion Solutions Corporation*                                       50,700             1,744,587
Quest Software, Inc. *                                               159,550             2,527,272
Take-Two Interactive Software, Inc.*                                  70,750             1,122,095
VeriFone Holdings Inc.*                                              105,000             2,679,600
                                                                                      ------------
                                                                                         8,073,554
                                                                                      ------------

SPECIALTY RETAIL-1.7%
AnnTaylor Stores Corporation*                                         54,350             1,810,942
DSW Inc. Cl. A*                                                       78,600             2,100,978
                                                                                      ------------
                                                                                         3,911,920
                                                                                      ------------

TEXTILES, APPAREL & LUXURY GOODS-.5%
Quiksilver,  Inc.*                                                    79,200             1,110,384
                                                                                      ------------

THRIFTS & MORTGAGE FINANCE-1.8%
Brookline Bancorp, Inc.                                              121,700             1,824,283
Flagstar Bancorp, Inc.                                               161,200             2,447,016
                                                                                      ------------
                                                                                         4,271,299
                                                                                      ------------

WIRELESS TELECOMMUNICATION SERVICES-2.3%
SBA Communications Corporation Cl. A*                                153,700             3,358,345
UbiquiTel Inc.*                                                      208,150             2,037,789
                                                                                      ------------
                                                                                         5,396,134
                                                                                      ------------

Total Common Stocks
     (Cost $175,225,500)                                                               224,542,405
                                                                                      ------------

SHORT-TERM INVESTMENTS-8.1%

U.S. AGENCY OBLIGATIONS Federal Home Loan Banks, 4.24%, 2/1/06
     (Cost $18,803,000)                                          $18,803,000            18,803,000
                                                                                      ------------

Total Investments
     (Cost $194,028,500)(a)                                           105.0%           243,345,405
Liabilities in Excess of Other Assets                                   (5.0)          (11,555,303)
                                                                   ---------          ------------
Net Assets                                                            100.0%          $231,790,102
                                                                   =========          ============

* Non-income producing securities.
# American Depositary Receipts.
a) At January 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $194,028,500, amounted to $49,316,905, which consisted of aggregate gross unrealized appreciation of $51,461,196 and aggregate gross unrealized depreciation of $2,144,291.

THE ALGER FUNDS
ALGER BALANCED FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
January 31, 2006

COMMON STOCKS- 62.5%                                                                    SHARES               VALUE
                                                                                        ------               -----
AEROSPACE & DEFENSE-.4%
General Dynamics Corporation                                                              6,300           $   733,067
                                                                                                          -----------

BIOTECHNOLOGY-1.8%
Amgen Inc.*                                                                              11,100               809,079
Gilead Sciences, Inc. *                                                                  19,000             1,156,530
MedImmune, Inc.*                                                                         30,700             1,047,484
                                                                                                          -----------
                                                                                                            3,013,093
                                                                                                          -----------

CAPITAL MARKETS-1.9%
Bear Stearns Companies Inc.                                                               9,000             1,138,140
Legg Mason, Inc.                                                                          8,600             1,115,420
Merrill Lynch & Co., Inc.                                                                10,700               803,249
                                                                                                          -----------
                                                                                                            3,056,809
                                                                                                          -----------

COMMUNICATION EQUIPMENT-3.5%
Cisco Systems, Inc.*                                                                    100,600             1,868,142
Corning Incorporated*                                                                    63,600             1,548,660
Motorola, Inc.                                                                           50,500             1,146,855
QUALCOMM Inc.                                                                            24,900             1,194,204
                                                                                                          -----------
                                                                                                            5,757,861
                                                                                                          -----------

COMPUTERS & PERIPHERALS-5.1%
Apple Computer, Inc.*                                                                    51,400             3,881,214
Network Appliance, Inc. *                                                                94,100             2,935,920
Seagate Technology                                                                       62,500             1,630,000
                                                                                                          -----------
                                                                                                            8,447,134
                                                                                                          -----------

DIVERSIFIED FINANCIAL SERVICES-1.1%
Principal Financial Group (The)                                                          16,900               797,004
Prudential Financial, Inc.                                                               14,300             1,077,362
                                                                                                          -----------
                                                                                                            1,874,366
                                                                                                          -----------

DIVERSIFIED TELECOMMUNICATION SERVICES-1.0%
ALLTEL Corporation                                                                       27,600             1,656,828
                                                                                                          -----------

ELECTRIC UTILITIES-1.0%
Exelon Corporation                                                                       28,300             1,624,986
                                                                                                          -----------

ELECTRONIC EQUIPMENT & INSTRUMENTS-.6%
Emerson Electric Co.                                                                     13,700             1,061,065
                                                                                                          -----------

ELECTRONICS-.6%
Nintendo Co., Ltd. ADR#                                                                  55,000               944,933
                                                                                                          -----------

ENERGY EQUIPMENT & SERVICES-3.7%
BJ Services Company                                                                      25,700             1,040,593
Nabors Industries Ltd.*                                                                   6,900               560,625
National-Oilwell Varco Inc.*                                                             22,350             1,700,165
Transocean Inc.*                                                                         34,200             2,775,330
                                                                                                          -----------
                                                                                                            6,076,713
                                                                                                          -----------

FINANCIAL INFORMATION SERVICES-.6%
Genworth Financial Inc. Cl. A                                                            32,500             1,064,700
                                                                                                          -----------

FINANCIAL SERVICES-.9%
Schwab (Charles) Corporation (The)                                                      101,900             1,507,100
                                                                                                          -----------

FOOD PRODUCTS-.5%
Archer-Daniels-Midland Company                                                           27,900               878,850
                                                                                                          -----------

HEALTH CARE EQUIPMENT & SUPPLIES-1.1%
Medtronic, Inc.                                                                          16,300               920,461
St. Jude Medical, Inc.*                                                                  20,100               987,513
                                                                                                          -----------
                                                                                                            1,907,974
                                                                                                          -----------

HEALTH CARE PROVIDERS & SERVICES-2.9%
Caremark Rx, Inc.*                                                                       21,650             1,067,345
Humana Inc.*                                                                             46,500             2,593,305
Medco Health Solutions, Inc.*                                                            20,200             1,092,820
                                                                                                          -----------
                                                                                                            4,753,470
                                                                                                          -----------

                                                                                        SHARES               VALUE
                                                                                        ------               -----
HOTELS, RESTAURANTS & LEISURE-1.1%
Carnival Corporation                                                                     17,100               885,096
Starbucks Corporation*                                                                   29,900               947,830
                                                                                                          -----------
                                                                                                            1,832,926
                                                                                                          -----------

HOUSEHOLD PRODUCTS-1.7%
Procter & Gamble Company                                                                 47,255             2,798,914
                                                                                                          -----------

INDUSTRIAL CONGLOMERATES-1.3%
General Electric Company                                                                 65,000             2,128,750
                                                                                                          -----------

INSURANCE-1.3%
American International Group, Inc.                                                       16,200             1,060,452
Marsh & McLennan Companies, Inc.                                                         33,700             1,024,143
                                                                                                          -----------
                                                                                                            2,084,595
                                                                                                          -----------

INTERNET & CATALOG RETAIL-3.0%
eBay Inc.*                                                                               84,500             3,641,950
Netflix  Inc.*                                                                           45,850             1,263,168
                                                                                                          -----------
                                                                                                            4,905,118
                                                                                                          -----------

INTERNET SOFTWARE & SERVICES-2.0%
Google Inc. Cl. A*                                                                        7,500             3,249,375
                                                                                                          -----------

MACHINERY-1.0%
Caterpillar Inc.                                                                         24,700             1,677,130
                                                                                                          -----------

MEDIA-4.0%
Disney (Walt) Company                                                                    52,500             1,328,775
News Corporation Cl. A                                                                   85,100             1,341,176
XM Satellite Radio Holdings Inc. Cl. A*                                                 149,350             3,909,983
                                                                                                          -----------
                                                                                                            6,579,934
                                                                                                          -----------

METALS & MINING-6.3%
Cameco Corporation                                                                       10,600               838,248
Companhia Vale do Rio Doce (CVRD) ADR*#                                                  42,800             2,194,356
Freeport-McMoRan Copper & Gold, Inc.                                                     22,000             1,413,500
Inco Limited                                                                             13,100               671,768
Newmont Mining Corporation                                                               25,700             1,588,260
Peabody Energy Corporation                                                               25,950             2,582,285
Phelps Dodge Corporation                                                                  7,500             1,203,750
                                                                                                          -----------
                                                                                                           10,492,167
                                                                                                          -----------

OIL & GAS-2.7%
Sasol  Ltd. ADR#                                                                         15,800               643,060
Talisman Energy Inc.                                                                     44,400             2,705,292
Valero Energy Corporation                                                                19,200             1,198,656
                                                                                                          -----------
                                                                                                            4,547,008
                                                                                                          -----------

PHARMACEUTICALS-3.2%
IVAX Corporation*                                                                        27,400               852,688
Novartis AG ADR#                                                                         14,400               794,304
Schering-Plough Corporation                                                              54,700             1,047,505
Sepracor Inc.*                                                                            7,500               426,825
Teva Pharmaceutical Industries Ltd. ADR#                                                 25,300             1,078,539
Wyeth                                                                                    22,800             1,054,500
                                                                                                          -----------
                                                                                                            5,254,361
                                                                                                          -----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-3.3%
Broadcom Corporation Cl. A *                                                             23,500             1,602,700
Intel Corporation                                                                        61,900             1,316,613
Marvell Technology Group Ltd.*                                                           12,800               875,776
Xilinx, Inc.                                                                             56,100             1,579,776
                                                                                                          -----------
                                                                                                            5,374,865
                                                                                                          -----------

SOFTWARE-2.2%
Check Point Software Technologies Ltd.*                                                  37,300               807,172
Microsoft Corporation                                                                    70,250             1,977,538
Symantec Corporation*                                                                    44,100               810,558
                                                                                                          -----------
                                                                                                            3,595,268
                                                                                                          -----------

SPECIALTY RETAIL-.6%
Bed Bath & Beyond Inc.*                                                                  26,200               980,142
                                                                                                          -----------

TOBACCO-1.4%
Altria Group, Inc.                                                                       32,500             2,351,050
                                                                                                          -----------

SAVINGS &  LOANS-.7%
Golden West Financial Corp.                                                              16,600             1,172,292
                                                                                                          -----------

TOTAL COMMON STOCKS
     (COST $94,756,825)                                                                                   103,382,844
                                                                                                          -----------


                                                                                      PRINCIPAL
                                                                                        AMOUNT               VALUE
                                                                                        ------               -----
CORPORATE BONDS-17.0%

AEROSPACE & DEFENSE-.3%
Systems 2001 Asset Trust Cl. G, 6.664%, 9/15/13(a)                                     $403,648               430,668
                                                                                                          -----------

AUTOMOTIVE-.5%
Nissan Auto Receivables Owner Trust, 4.74%, 9/15/09                                     750,000               750,000
                                                                                                          -----------

CABLE-.4%
Cox Communications, Inc., 5.45%, 12/15/14                                               700,000               678,673
                                                                                                          -----------

CAPITAL MARKETS-1.3%
Goldman Sachs Group, Inc., 4.75%, 7/15/13                                             1,215,000             1,168,180
J.P. Morgan Chase & Co., 4.60%, 1/17/11                                               1,000,000               979,360
                                                                                                          -----------
                                                                                                            2,147,540
                                                                                                          -----------

CHEMICALS-.7%
Ineos Group Holdings PC(a)                                                              200,000               200,000
Westlake Chemical Corporation, 6.625%, 1/15/16                                          745,000               749,656
                                                                                                          -----------
                                                                                                              949,656
                                                                                                          -----------

COMMERCIAL BANKS-1.2%
Associates Corp. North America, 6.95%, 11/1/18                                        1,077,000             1,230,058
Key Bank NA, 4.95%, 9/15/15                                                             400,000               387,158
Zions Bancorporation, 5.50%, 11/16/15                                                   400,000               399,653
                                                                                                          -----------
                                                                                                            2,016,869
                                                                                                          -----------

CONSUMER FINANCE-.4%
MBNA Credit Card Master Note Trust, 4.50%, 1/15/13                                      700,000               695,237
                                                                                                          -----------

DIVERSIFIED TELECOMMUNICATION SERVICES-.5%
Telecom Italia Capital, 4.95%, 9/30/14                                                  900,000               852,302
                                                                                                          -----------

ELECTRIC UTILITIES-1.0%
Constellation Energy Group, 7.60%, 4/1/32                                               345,000               413,155
First Energy, 5.65%, 6/15/09(a)                                                       1,000,000             1,011,020
Nevada Power Company, 5.95%, 3/15/16(a)                                                 150,000               150,188
                                                                                                          -----------
                                                                                                            1,574,363
                                                                                                          -----------

ELECTRONIC EQUIPMENT & INSTRUMENTS-.5%
GE Equipment Small Ticket, 4.88%, 10/22/09(a)                                           895,000               893,625
                                                                                                          -----------

ELECTRONICS-.2%
Centerpoint Energy Tran II, 4.97%, 8/1/14                                               345,000               346,954
                                                                                                          -----------

FINANCE-1.1%
Caterpillar Financial Services Corporation, 3.70%, 8/15/08                            1,000,000               969,668
SLM Corp., 4.50%, 7/26/10                                                               900,000               875,478
                                                                                                          -----------
                                                                                                            1,845,146
                                                                                                          -----------

FOOD & STAPLES RETAILING-.5%
CVS Corporation, 4.875%, 9/15/14                                                        900,000               862,647
                                                                                                          -----------

GAS UTILITIES-.5%
Kinder Morgan Energy Partners, L.P., 5.80%, 3/15/35                                     500,000               475,411
Nisource Inc., 5.25%, 9/15/17                                                           300,000               289,488
                                                                                                          -----------
                                                                                                              764,899
                                                                                                          -----------
HEALTH CARE-.4%
WellPoint Inc., 5.25%, 1/15/16                                                          600,000               593,339
                                                                                                          -----------

HEALTH CARE EQUIPMENT & SUPPLIES-.4%
Medtronic, Inc. Senior Note, 4.75%, 9/15/15(a)                                          700,000               675,077
                                                                                                          -----------

HEALTH CARE PROVIDERS & SERVICES-1.1%
Laboratory Corporation of America Holdings, 5.625%, 12/15/15                            345,000               346,788
Manor Care, Inc., 6.25%, 5/1/13                                                         875,000               902,358
Omnicare, Inc., 6.75%, 12/15/13                                                         550,000               552,750
                                                                                                          -----------
                                                                                                            1,801,896
                                                                                                          -----------

HOTELS, RESTAURANTS & LEISURE-.1%
Boyd Gaming Corp., 7.125%, 2/1/16                                                        85,000                84,788
                                                                                                          -----------

INSURANCE-2.3%
American International Group, 5.05%, 10/1/15(a)                                         900,000               878,139
Franklin Auto Trust Series 2005-1, 4.91%, 4/20/10                                     1,140,000             1,138,190
Markel Corp., 7.00%, 5/15/08                                                            990,000             1,023,232
The Chubb Corporation, 4.934%, 11/16/07                                                 250,000               249,450
USAA Auto Owner Trust Series 2005-4, 4.79%, 8/15/08                                     695,000               694,306
                                                                                                          -----------
                                                                                                            3,983,317
                                                                                                          -----------

                                                                                      PRINCIPAL
                                                                                        AMOUNT               VALUE
                                                                                        ------               -----
MEDIA-.3%
Liberty Media Corporation Floating Rate Note, 5.37%, 9/17/06                            198,000               199,273
News America Inc., 6.40%, 12/15/35(a)                                                   345,000               344,690
                                                                                                          -----------
                                                                                                              543,963
                                                                                                          -----------

METAL FABRICATING-.8%
Timken Co., 5.75%, 2/15/10                                                            1,350,000             1,350,686
                                                                                                          -----------

METALS & MINING-.4%
Alcan Inc., 5.00%, 6/1/15                                                               745,000               719,362
                                                                                                          -----------

MULTI-UTILITIES UNREGULATED POWER-.4%
PG&E Energy Recovery Funding, LLC., 4.85%, 6/25/11                                      700,000               699,000
                                                                                                          -----------

OIL & GAS-.9%
Canadian Natural Resources, 4.90%, 12/1/14                                            1,100,000             1,070,425
Inergy LP, 8.25%, 3/1/16(a)                                                             347,000               353,073
                                                                                                          -----------
                                                                                                            1,423,498
                                                                                                          -----------

OIL AND GAS EXTRACTION-.5%
Enterprise Products Partners Series B, 5.60%, 10/15/14                                  795,000               791,954
                                                                                                          -----------

SOFTWARE-.3%
Oracle Corporation, 5.25%, 1/15/16(a)                                                   455,000               448,922
                                                                                                          -----------

TOTAL CORPORATE BONDS
     (COST $28,298,984)                                                                                    27,924,381
                                                                                                          -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS-18.7%
Federal Home Loan Mortgage Corporation,
     4.125%, 11/18/09                                                                   785,000               766,891
     5.125%, 12/15/13                                                                 1,000,000               994,578
     5.50%, 11/15/14                                                                    858,717               865,550
     5.50%, 7/15/16                                                                     879,720               885,388
     5.00%, 8/15/16                                                                     623,091               621,045
     5.00%, 10/15/28                                                                    890,000               876,655
     5.00% 9/15/33                                                                      695,000               685,777
Federal National Mortgage Association,
     3.25%, 8/15/08                                                                     940,000               906,543
     3.85%, 4/14/09                                                                   1,000,000               972,425
     5.00%, 4/19/10                                                                   1,200,000             1,199,308
     6.00%, 1/25/15                                                                     877,509               891,237
     5.00%, 4/1/18                                                                      991,093               981,126
     5.00%, 1/25/20                                                                     645,000               640,581
     6.625%, 11/15/30                                                                   350,000               427,133
Federal Home Loan Banks,
     4.10%, 6/13/08                                                                   1,800,000             1,773,569
     3.75%, 8/15/08                                                                     650,000               634,527
     4.84%, 1/25/12                                                                   1,311,184             1,293,155
     5.50%, 5/18/15                                                                   1,000,000               990,710
Final Maturity Amortizing Notes,
     4.80%, 4/25/10                                                                   1,300,378             1,287,374
U.S. Treasury Bonds,
     7.50%, 11/15/16                                                                    483,000               599,996
     5.375%, 2/15/31                                                                  1,195,000             1,315,901
U.S. Treasury Notes,
     3.75%, 3/31/07                                                                   2,400,000             2,378,064
     2.625%, 3/15/09                                                                    455,000               430,597
     3.625%, 7/15/09                                                                    197,000               191,613
     3.50%, 11/15/09                                                                  2,100,000             2,027,897
     4.75%, 5/15/14                                                                     552,000               559,806
     4.25%, 11/15/14                                                                    800,000               782,844
     4.00%, 2/15/15                                                                   4,138,000             3,973,775
     4.50%, 11/15/15                                                                  1,000,000               998,008
                                                                                                          -----------

Total U.S. Government & Agency Obligations
     (Cost $31,297,592)                                                                                    30,952,073
                                                                                                          -----------

SHORT-TERM INVESTMENTS-.6%

U.S. AGENCY OBLIGATIONS Federal Home Loan Banks, 4.24%, 2/1/06
     (Cost $1,110,000)                                                                1,110,000             1,110,000
                                                                                                          -----------

Total Investments
     (Cost $155,463,401)(b)                                                               98.8%           163,369,298
Other Assets in Excess of Liabilities                                                       1.2             2,033,283
                                                                                     ----------          ------------
Net Assets                                                                               100.0%          $165,402,581
                                                                                     ==========          ============

* Non-income producing security.
# American Depositary Receipts.
(a) Pursuant to Securites and Exchange Commission Rule 144A, these securities are liquid and may be sold prior to their maturity only to qualified instituitonal buyers. These securities represent 3.2% of net assets of the Portfolio.
(b) At January 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $155,463,401 amounted to $7,905,897 which consisted of aggregate gross unrealized appreciation of $10,380,190 and aggregate gross unrealized depreciation of $2,474,293.

THE ALGER FUNDS
ALGER MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
JANUARY 31, 2006

COMMON STOCKS- 97.1%                                                                SHARES                          VALUE
                                                                                    ------                          -----
AEROSPACE & DEFENSE-3.4%
BE Aerospace, Inc.*                                                                  339,100                     $ 7,127,882
L-3 Communications Holdings, Inc.                                                    205,580                      16,656,092
                                                                                                                 -----------
                                                                                                                  23,783,974
                                                                                                                 -----------

BEVERAGES-.5%
Hansen Natural Corporation*                                                           38,100                       3,345,180
                                                                                                                 -----------

BIOTECHNOLOGY-1.0%
Charles River Laboratories International, Inc.*                                      153,850                       7,097,100
                                                                                                                 -----------

CAPITAL MARKETS-5.1%
Affiliated Managers Group, Inc.*                                                     173,472                      16,098,202
Legg Mason, Inc.                                                                      56,600                       7,341,020
National Financial Partners Corporation                                              232,400                      12,435,724
                                                                                                                 -----------
                                                                                                                  35,874,946
                                                                                                                 -----------

COMMERCIAL SERVICES & SUPPLIES-5.1%
Net 1 UEPS Technologies, Inc.*                                                       555,450                      16,752,372
Traffic.com, Inc.*                                                                   277,000                       3,324,000
West Corporation*                                                                    399,000                      16,291,170
                                                                                                                 -----------
                                                                                                                  36,367,542
                                                                                                                 -----------

COMPUTERS & PERIPHERALS-6.4%
Apple Computer, Inc.*                                                                147,900                      11,167,929
M-Systems Flash Disk Pioneers Ltd.*                                                  101,200                       2,932,776
Network Appliance, Inc. *                                                            554,000                      17,284,800
Western Digital Corporation*                                                         646,450                      14,131,397
                                                                                                                 -----------
                                                                                                                  45,516,902
                                                                                                                 -----------

COMPUTER SERVICES-.2%
IHS Inc. Cl. A*                                                                       43,300                       1,050,457
                                                                                                                 -----------

COMPUTER TECHNOLOGY-1.0%
NAVTEQ+*                                                                             162,000                       7,275,420
                                                                                                                 -----------

ELECTRONICS-1.1%
Nintendo Co., Ltd ADR#                                                               467,500                       8,031,930
                                                                                                                 -----------

ENERGY EQUIPMENT & SERVICES-7.8%
BJ Services Company                                                                  421,200                      17,054,388
Diamond Offshore Drilling Inc.                                                       219,600                      18,637,452
National-Oilwell Varco Inc.*                                                         255,400                      19,428,278
                                                                                                                 -----------
                                                                                                                  55,120,118
                                                                                                                 -----------

ELECTRIC AND ELECTRONIC EQUIPMENT-.7%
Roper Industries, Inc.                                                               128,600                       5,189,010
                                                                                                                 -----------

ENGINEERING-2.8%
Jacobs Engineering Group Inc.*                                                       242,500                      20,217,225
                                                                                                                 -----------

FINANCIAL INFORMATION SERVICES-.8%
GFI Group Inc.*                                                                      108,400                       5,917,555
                                                                                                                 -----------

FINANCIAL SERVICES-2.6%
Hudson City Bancorp Inc.                                                             841,400                      10,450,188
International  Securities Exchange, Inc.*                                            219,700                       8,161,855
                                                                                                                 -----------
                                                                                                                  18,612,043
                                                                                                                 -----------

HEALTH CARE EQUIPMENT & SUPPLIES-4.1%
ArthroCare Corporation*                                                               59,700                       2,673,963
Hologic, Inc.*                                                                       114,000                       5,866,440
Intuitive Surgical, Inc.*                                                             40,700                       5,602,355
Mentor Corporation                                                                   209,800                       9,441,000
Thoratec Corporation*                                                                213,500                       5,401,550
                                                                                                                 -----------
                                                                                                                  28,985,308
                                                                                                                 -----------

HEALTH CARE PROVIDERS & SERVICES-9.1%
DaVita, Inc.*                                                                        226,350                      12,392,663
Health Net Inc.*                                                                     109,400                       5,401,078
Humana Inc.*                                                                         258,000                      14,388,660
Medco Health Solutions, Inc.*                                                        107,900                       5,837,390
Psychiatric Solutions, Inc.*                                                         419,900                      13,852,501
Sierra Health Services, Inc.*                                                         94,800                       3,755,976
WellCare Health Plans Inc.*                                                          215,600                       8,716,708
                                                                                                                 -----------
                                                                                                                  64,344,976
                                                                                                                 -----------

                                                                                    SHARES                          VALUE
                                                                                    ------                          -----
HOTELS, RESTAURANTS & LEISURE-1.4%
Kerzner International Limited*                                                        11,610                     $   757,436
Orient-Express Hotels Ltd. Cl. A                                                     278,500                       8,989,980
                                                                                                                 -----------
                                                                                                                   9,747,416
                                                                                                                 -----------

HOUSEHOLD DURABLES-1.2%
Garmin Ltd.                                                                          139,700                       8,690,737
                                                                                                                 -----------

INFORMATION TECHNOLOGY SERVICES-.8%
Sapient Corporation*                                                                 830,400                       5,480,640
                                                                                                                 -----------

INSURANCE-2.5%
Endurance Specialty Holdings Limited                                                 261,300                       8,604,609
Willis Group Holdings Limited                                                        263,900                       9,159,969
                                                                                                                 -----------
                                                                                                                  17,764,578
                                                                                                                 -----------

INTERNET & CATALOG RETAIL-2.6%
Netflix  Inc.+*                                                                      673,350                      18,550,793
                                                                                                                 -----------

INTERNET SOFTWARE & SERVICES-1.5%
DealerTrack Holdings Inc.*                                                           237,200                       4,732,140
WebEx Communications, Inc.*                                                          246,400                       5,982,592
                                                                                                                 -----------
                                                                                                                  10,714,732
                                                                                                                 -----------

IT SERVICES-.8%
Wright Express Corp.*                                                                212,500                       5,406,000
                                                                                                                 -----------

MACHINERY-2.1%
Terex Corporation*                                                                   206,500                      14,558,250
                                                                                                                 -----------

MACHINERY - OIL WELL EQUIPMENT & SERVICES-.5%
Patterson-UTI Energy, Inc.                                                            95,650                       3,598,353
                                                                                                                 -----------

MANUFACTURING-2.0%
American Power Conversion Corp.                                                      598,900                      14,193,930
                                                                                                                 -----------

MEDIA-4.7%
Focus Media Holding Limited ADR*#                                                     38,500                       2,101,715
NeuStar, Inc. Cl. A*                                                                 221,700                       6,431,517
Univision Communications Inc. Cl. A*                                                 166,800                       5,310,912
XM Satellite Radio Holdings Inc. Cl. A*                                              739,550                      19,361,419
                                                                                                                 -----------
                                                                                                                  33,205,563
                                                                                                                 -----------

METALS & MINING-6.6%
Cameco Corporation                                                                    72,200                       5,709,576
Freeport-McMoRan Copper & Gold, Inc.                                                 160,300                      10,299,275
Inco Limited                                                                         162,700                       8,343,256
Paladin Resources Limited*                                                           996,700                       2,671,156
Peabody Energy Corporation                                                           201,300                      20,031,363
                                                                                                                 -----------
                                                                                                                  47,054,626
                                                                                                                 -----------

OIL & GAS-2.2%
Talisman Energy Inc.                                                                 258,150                      15,729,080
                                                                                                                 -----------

PHARMACEUTICALS-1.5%
Sepracor Inc.*                                                                       183,750                      10,457,213
                                                                                                                 -----------

PHARMACEUTICAL PREPARATIONS-.4%
Adams Respiratory Therapeutics, Inc.*                                                 72,300                       3,121,914
                                                                                                                 -----------

SEMICONDUCTOR CAPITAL EQUIPMENT-1.2%
FormFactor Inc.*                                                                      26,000                         775,320
SiRF Technology Holdings, Inc.*                                                      227,100                       7,650,999
                                                                                                                 -----------
                                                                                                                   8,426,319
                                                                                                                 -----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-7.6%
Broadcom Corporation Cl. A *                                                         152,500                      10,400,500
Cypress Semiconductor Corporation*                                                   206,900                       3,502,817
Micron Technology, Inc.*                                                             362,300                       5,318,564
Photronics, Inc.*                                                                    194,000                       3,499,760
Tessera Technologies Inc.+*                                                          749,100                      24,180,948
Xilinx, Inc.                                                                         246,300                       6,935,808
                                                                                                                 -----------
                                                                                                                  53,838,397
                                                                                                                 -----------


                                                                                    SHARES                          VALUE
                                                                                    ------                          -----
SOFTWARE-1.7%
Check Point Software Technologies Ltd.*                                              243,000                     $ 5,258,520
VeriFone Holdings Inc.*                                                              278,600                       7,109,872
                                                                                                                 -----------
                                                                                                                  12,368,392
                                                                                                                 -----------

SPECIALTY RETAIL-1.5%
Gamestop Corp. Cl. A*                                                                254,470                      10,257,686
                                                                                                                 -----------

TEXTILES, APPAREL & LUXURY GOODS-1.1%
Coach, Inc.*                                                                         147,400                       5,299,030
Quiksilver,  Inc.*                                                                   170,200                       2,386,204
                                                                                                                 -----------
                                                                                                                   7,685,234
                                                                                                                 -----------

WIRELESS TELECOMMUNICATION SERVICES-1.5%
NII Holdings Inc. Cl. B*                                                             213,900                      10,579,494
                                                                                                                 -----------



Total Common Stocks
     (Cost $591,632,001)                                                                                         688,159,033
                                                                                                                 -----------

PURCHASED OPTIONS-.4%                                                             CONTRACTS
                                                                                  ---------

NAVTEQ/April/40+                                                                       1,800                         270,000
Netflix  Inc./June/25+                                                                   505                         131,300
Netflix  Inc./June/27.5+                                                               1,810                         669,700
Shanda Interactive/March/17.5+                                                         3,900                         858,000
Tessera Technologies Inc./June/25+                                                     4,570                         434,150
XM Satellite Radio Holdings/July/27.5+                                                 2,340                         725,400
                                                                                                                 -----------

Total Purchased Put Options
     (Cost $4,294,380)                                                                                             3,088,550
                                                                                                                 -----------

SHORT-TERM INVESTMENT-5.2%

U.S. AGENCY OBLIGATIONS
Federal National Mortgage Association, 4.05%, 2/6/06                              $8,775,000                       8,770,064
Federal Home Loan Banks, 4.24%, 2/1/06                                            28,220,000                      28,220,000
                                                                                                                 -----------

Total U.S. Agency Obligations
     (Cost $36,990,064)                                                                                           36,990,064
                                                                                                                 -----------

Total Investments
     (Cost $632,916,445)(a)                                                           102.7%                     728,237,647
Liabilities in Excess of Other Assets                                                   (2.7)                    (18,935,300)
                                                                                 -----------                    ------------
Net Assets                                                                            100.0%                    $709,302,347
                                                                                 ===========                    ============

* Non-income producing securities.
# American Depositary Receipts.
a) At January 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $632,916,445, amounted to $95,321,202, which consisted of aggregate gross unrealized appreciation of $104,271,315 and aggregate gross unrealized depreciation of $8,950,113.

+ All or a portion of the securities are pledged as collateral for options written.


                                                                                                   SHARES
                                                                                                  SUBJECT TO
CALL OPTIONS WRITTEN                                                               CONTRACTS       CALL/PUT          VALUE
                                                                                   ---------       --------          -----
NAVTEQ/April/55                                                                          640        64,000           $51,200
NAVTEQ/April/50                                                                          980        98,000           181,300
Netflix Inc./June/35                                                                   2,315       231,500           254,650
Tessera Technologies Inc./June/40                                                      4,570       457,000           639,800
                                                                                                                 -----------

TOTAL
     (PREMIUMS RECEIVED $946,714)                                                                                  1,126,950
                                                                                                                 -----------

PUT OPTIONS WRITTEN
NAVTEQ/April/30                                                                        1,800       180,000            18,000
Netflix Inc./June/22.5                                                                 2,315       231,500           393,550
Shanda Interactive/March/22.5                                                          3,900       390,000         2,301,000
Tessera Technologies Inc./June/22.5                                                    4,570       457,000           228,500
XM Satellite Radio Holdings/July/27.5                                                  2,340       234,000           257,400

TOTAL
     (PREMIUMS RECEIVED $2,276,518)                                                                                3,198,450
                                                                                                                 -----------

TOTAL OPTIONS WRITTEN
     (PREMIUMS RECEIVED $3,223,232)                                                                              $ 4,325,400
                                                                                                                 ===========

THE ALGER FUNDS
ALGER CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
JANUARY 31, 2006


COMMON STOCKS-97.9%                                                        SHARES                      VALUE
                                                                           ------                      -----
AEROSPACE & DEFENSE-2.1%
BE Aerospace, Inc.*                                                          148,500                  $ 3,121,470
United Technologies Corporation                                               90,000                    5,253,300
                                                                                                      -----------
                                                                                                        8,374,770
                                                                                                      -----------

AIR FREIGHT & LOGISTICS-1.8%
UTI Worldwide, Inc.                                                           68,100                    7,132,113
                                                                                                      -----------

BIOTECHNOLOGY-4.3%
Amgen Inc.*                                                                   30,500                    2,223,145
Genentech, Inc.*                                                              42,200                    3,625,824
Gilead Sciences, Inc. *                                                       45,700                    2,781,759
ImClone Systems Incorporated*                                                 75,500                    2,720,265
MedImmune, Inc.*                                                              37,600                    1,282,912
Vertex Pharmaceuticals Incorporated*                                         115,300                    4,118,516
                                                                                                      -----------
                                                                                                       16,752,421
                                                                                                      -----------

CAPITAL MARKETS-2.3%
Bear Stearns Companies Inc.                                                   48,200                    6,095,372
Goldman Sachs Group, Inc.                                                     20,200                    2,853,250
                                                                                                      -----------
                                                                                                        8,948,622
                                                                                                      -----------

CHEMICALS-.9%
Lubrizol Corporation                                                          78,300                    3,581,441
                                                                                                      -----------

COMMERCIAL SERVICES & SUPPLIES-.8%
Net 1 UEPS Technologies, Inc.*                                                61,275                    1,848,054
Traffic.com, Inc.*                                                           107,300                    1,287,600
                                                                                                      -----------
                                                                                                        3,135,654
                                                                                                      -----------

COMMUNICATION EQUIPMENT-1.7%
Motorola, Inc.                                                               121,900                    2,768,349
QUALCOMM Inc.                                                                 83,800                    4,019,048
                                                                                                      -----------
                                                                                                        6,787,397
                                                                                                      -----------

COMPUTERS & PERIPHERALS-5.4%
Apple Computer, Inc.*                                                         42,300                    3,194,073
EMC Corporation*                                                             331,500                    4,442,100
Network Appliance, Inc. *                                                    166,400                    5,191,680
SanDisk Corporation*                                                          27,000                    1,818,720
Seagate Technology                                                           179,000                    4,668,320
Synaptics Incorporated*                                                       58,300                    1,604,416
                                                                                                      -----------
                                                                                                       20,919,309
                                                                                                      -----------

ELECTRIC AND ELECTRONIC EQUIPMENT-.5%
Roper Industries, Inc.                                                        49,300                    1,989,255
                                                                                                      -----------

ELECTRONIC EQUIPMENT & INSTRUMENTS-.7%
Multi-Fineline Electronix, Inc.*                                              53,200                    2,860,032
                                                                                                      -----------

ENERGY EQUIPMENT & SERVICES-2.2%
National-Oilwell Varco Inc.*                                                  91,000                    6,922,370
Schlumberger Limited                                                          11,700                    1,491,165
                                                                                                      -----------
                                                                                                        8,413,535
                                                                                                      -----------

FINANCIAL INFORMATION SERVICES-1.0%
Genworth Financial Inc. Cl. A                                                121,350                    3,975,426
                                                                                                      -----------

FINANCIAL SERVICES-1.7%
Hudson City Bancorp Inc.                                                     233,200                    2,896,344
International  Securities Exchange, Inc.*                                     99,700                    3,703,855
                                                                                                      -----------
                                                                                                        6,600,199
                                                                                                      -----------

FOOD & STAPLES RETAILING-3.0%
CVS Corporation                                                              301,100                    8,358,536
Wal-Mart Stores, Inc.                                                         70,700                    3,259,977
                                                                                                      -----------
                                                                                                       11,618,513
                                                                                                      -----------

FREIGHT & LOGISTICS-1.2%
FedEx Corp.                                                                   46,400                    4,693,360
                                                                                                      -----------

                                                                          SHARES                      VALUE
                                                                           ------                      -----
HEALTH CARE EQUIPMENT & SUPPLIES-2.7%
Hologic, Inc.*                                                                84,900                  $ 4,368,954
Medtronic, Inc.                                                               63,500                    3,585,845
St. Jude Medical, Inc.*                                                       54,800                    2,692,324
                                                                                                      -----------
                                                                                                       10,647,123
                                                                                                      -----------

HEALTH CARE PROVIDERS & SERVICES-2.5%
Caremark Rx, Inc.*                                                            60,300                    2,972,790
Humana Inc.*                                                                  54,200                    3,022,734
UnitedHealth Group Incorporated                                               65,780                    3,908,648
                                                                                                      -----------
                                                                                                        9,904,172
                                                                                                      -----------

HOTELS, RESTAURANTS & LEISURE-6.1%
Carnival Corporation                                                          46,700                    2,417,192
GTECH Holdings Corporation                                                   476,000                   15,907,920
Orient-Express Hotels Ltd. Cl. A                                              65,560                    2,116,277
Penn National Gaming, Inc.*                                                  107,600                    3,453,960
                                                                                                      -----------
                                                                                                       23,895,349
                                                                                                      -----------

HOUSEHOLD PRODUCTS-2.9%
Procter & Gamble Company                                                     187,440                   11,102,071
                                                                                                      -----------

INDUSTRIAL CONGLOMERATES-2.0%
General Electric Company                                                     213,300                    6,985,575
Tyco International Ltd.                                                       25,500                      664,275
                                                                                                      -----------
                                                                                                        7,649,850
                                                                                                      -----------

INSURANCE-1.7%
American International Group, Inc.                                            41,600                    2,723,136
Endurance Specialty Holdings Limited                                         120,600                    3,971,358
                                                                                                      -----------
                                                                                                        6,694,494
                                                                                                      -----------

INTERNET & CATALOG RETAIL-1.4%
eBay Inc.*                                                                   123,000                    5,301,300
                                                                                                      -----------

INTERNET SOFTWARE & SERVICES-4.5%
DealerTrack Holdings Inc.*                                                    86,000                    1,715,700
Google Inc. Cl A*                                                             24,700                   10,701,275
Openwave Systems, Inc.*                                                      226,200                    4,876,872
Yahoo! Inc. *                                                                 11,100                      381,174
                                                                                                      -----------
                                                                                                       17,675,021
                                                                                                      -----------

IT SERVICES-.6%
Wright Express Corp.*                                                         93,700                    2,383,728
                                                                                                      -----------

LEISURE & ENTERTAINMENT-.4%
CBS Corporation Cl. B                                                         52,800                    1,379,664
                                                                                                      -----------

MACHINERY-2.1%
Caterpillar Inc.                                                              58,200                    3,951,780
Terex Corporation*                                                            61,900                    4,363,950
                                                                                                      -----------
                                                                                                        8,315,730
                                                                                                      -----------

MACHINERY - OIL WELL EQUIPMENT & SERVICES-1.3%
Patterson-UTI Energy, Inc.                                                   138,850                    5,223,537
                                                                                                      -----------

MANUFACTURING-1.0%
American Power Conversion Corp.                                              156,000                    3,697,200
                                                                                                      -----------

MEDIA-4.2%
Disney (Walt) Company                                                        145,800                    3,690,198
Focus Media Holding Limited ADR*#                                             53,500                    2,920,565
NeuStar, Inc. Cl. A*                                                          64,500                    1,871,145
Time Warner Inc.                                                             233,000                    4,084,490
Viacom Inc. Cl. B New*                                                           100                        4,148
XM Satellite Radio Holdings Inc. Cl. A*                                      139,700                    3,657,346
                                                                                                      -----------
                                                                                                       16,227,892
                                                                                                      -----------

METALS & MINING-3.4%
Inco Limited                                                                  12,300                      630,744
Paladin Resources Limited*                                                 1,032,900                    2,768,172
Peabody Energy Corporation                                                    78,900                    7,851,339
Phelps Dodge Corporation                                                      11,350                    1,821,675
                                                                                                      -----------
                                                                                                       13,071,930
                                                                                                      -----------

                                                                           SHARES                      VALUE
                                                                           ------                      -----
MULTILINE RETAIL-.5%
Federated Department Stores, Inc.                                             26,700                  $ 1,779,021
                                                                                                      -----------

OIL & GAS-6.6%-
Exxon Mobil Corporation                                                      221,200                   13,880,300
Talisman Energy Inc.                                                         127,100                    7,744,203
Valero Energy Corporation                                                     68,300                    4,263,969
                                                                                                      -----------
                                                                                                       25,888,472
                                                                                                      -----------

PHARMACEUTICAL PREPARATIONS-1.6%
Adams Respiratory Therapeutics, Inc.*                                        141,875                    6,126,163
                                                                                                      -----------

PHARMACEUTICALS-4.5%
IVAX Corporation*                                                            198,600                    6,180,432
Johnson & Johnson                                                             46,900                    2,698,626
Novartis AG ADR#                                                              81,200                    4,478,992
Sanofi-Aventis ADR#                                                           33,700                    1,550,200
Sepracor Inc.*                                                                48,600                    2,765,826
                                                                                                      -----------
                                                                                                       17,674,076
                                                                                                      -----------

ROAD & RAIL-.4%
Burlington Northern Santa Fe Corporation                                      21,600                    1,730,592
                                                                                                      -----------

SAVINGS &  LOANS-.8%
Golden West Financial Corp.                                                   42,100                    2,973,102
                                                                                                      -----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-5.6%
Advanced Micro Devices, Inc.*                                                 76,200                    3,189,732
Applied Micro Circuits Corporation*                                          529,100                    1,740,739
ATMI, Inc.*                                                                    4,400                      147,840
Broadcom Corporation Cl. A *                                                  60,900                    4,153,380
Marvell Technology Group Ltd.*                                                60,550                    4,142,831
Tessera Technologies Inc.*                                                   191,700                    6,188,076
Trident Microsystems, Inc.*                                                   81,300                    2,123,556
                                                                                                      -----------
                                                                                                       21,686,154
                                                                                                      -----------

SOFTWARE-5.3%
Microsoft Corporation                                                        432,350                   12,170,653
Oracle Corporation*                                                          147,400                    1,852,818
VeriFone Holdings Inc.*                                                      265,850                    6,784,492
                                                                                                      -----------
                                                                                                       20,807,963
                                                                                                      -----------

SPECIALTY RETAIL-1.9%
Abercrombie & Fitch Co. Cl. A                                                 81,900                    5,437,341
PETsMART, Inc.                                                                76,000                    1,904,560
                                                                                                      -----------
                                                                                                        7,341,901
                                                                                                      -----------

TOBACCO-1.9%
Altria Group, Inc.                                                           102,500                    7,414,850
                                                                                                      -----------

WIRELESS TELECOMMUNICATION SERVICES-2.4%
America Movil S.A. de C.V. ADR Series L                                       33,000                    1,113,090
American Tower Corporation Cl. A*                                            125,997                    3,898,347
NII Holdings Inc. Cl. B*                                                      90,000                    4,451,400
                                                                                                      -----------
                                                                                                        9,462,837
                                                                                                      -----------

TOTAL COMMON STOCKS
     (COST $325,076,345)                                                                              381,836,239
                                                                                                      -----------

Total Investments
     (Cost $325,076,345)(a)                                                    97.9%                  381,836,239
Other Assets in Excess of Liabilities                                            2.1                    8,318,957
                                                                           ---------                 ------------
Net Assets                                                                    100.0%                 $390,155,196
                                                                           =========                 ============

* Non-income producing securities.
# American Depositary Receipts.
a) At January 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $325,076,345, amounted to $56,759,894, which consisted of aggregate gross unrealized appreciation of $59,979,126 and aggregate gross unrealized depreciation of $3,219,232.

THE ALGER FUNDS
ALGER HEALTH SCIENCES FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
JANUARY 31, 2006

COMMON STOCKS-91.4%                                                        SHARES                VALUE
                                                                           ------                -----
BIOTECHNOLOGY-20.6%
Amgen Inc.*                                                                 35,950             $2,620,395
Biogen Idec Inc.*                                                           16,700                747,325
BioMarin Pharmaceutical Inc.*                                               77,550                909,662
Celgene Corporation*                                                        22,600              1,607,990
Coley Pharmaceutical Group*                                                 69,650              1,066,342
Cubist Pharmaceuticals, Inc.*                                               22,650                490,146
Genentech, Inc.*                                                            20,500              1,761,360
Gen-Probe Incorporated*                                                     46,400              2,339,952
Genzyme Corporation General Division*                                       24,650              1,748,671
Gilead Sciences, Inc. *                                                     42,700              2,599,149
Human Genome Sciences, Inc*                                                156,600              1,722,600
InterMune Inc.*                                                             23,900                483,497
Invitrogen Corporation *                                                    22,500              1,549,800
Keryx Biopharmaceuticals, Inc. *                                           101,050              1,619,832
Medarex, Inc.*                                                              34,950                488,601
MedImmune, Inc.*                                                            42,800              1,460,336
Myogen, Inc.*                                                               20,950                781,854
Progenics Pharmaceuticals, Inc.*                                            60,900              1,723,470
Tanox Inc.*                                                                 96,100              1,734,605
Theravance, Inc.*                                                           49,200              1,347,587
Vertex Pharmaceuticals Incorporated*                                        60,900              2,175,348
Viropharma Inc.                                                            120,550              2,797,966
                                                                                              -----------
                                                                                               33,776,488
                                                                                              -----------

CHEMICALS-1.5%
Monsanto Company                                                            29,500              2,495,995
                                                                                              -----------

COMPUTER SOFTWARE-.5%
Merge Technologies Incorporated*                                            30,100                794,640
                                                                                              -----------

FOOD & STAPLES RETAILING-.9%
CVS Corporation                                                             54,300              1,507,367
                                                                                              -----------

HEALTH CARE-1.4%
WellPoint Inc. *                                                            30,605              2,350,464
                                                                                              -----------

HEALTH CARE EQUIPMENT & SUPPLIES-17.1%
Alcon, Inc.                                                                  8,700              1,112,904
Animas Corporation*                                                         57,050              1,393,161
ArthroCare Corporation*                                                     54,350              2,434,336
Baxter International Inc.                                                   48,700              1,794,594
Beckman Coulter, Inc.                                                       32,850              1,956,218
Dade Behring Holdings Inc.                                                  49,200              1,925,196
Fisher Scientific International Inc.*                                       29,550              1,976,009
Hologic, Inc.*                                                              58,970              3,034,596
Intuitive Surgical, Inc.*                                                    6,100                839,665
Medtronic, Inc.                                                             47,600              2,687,972
Mentor Corporation                                                          37,850              1,703,250
Respironics, Inc.*                                                          16,500                594,495
St. Jude Medical, Inc.*                                                     28,650              1,407,575
Sybron Dental Specialties, Inc.*                                            41,500              1,767,900
Varian Medical Systems, Inc.*                                               13,500                812,835
Ventana Medical Systems, Inc.*                                              48,300              1,948,422
Wright Medical Group, Inc.*                                                 30,400                678,528
                                                                                              -----------
                                                                                               28,067,656
                                                                                              -----------

HEALTH CARE PROVIDERS & SERVICES-19.4%
Aetna Inc.                                                                  27,900              2,700,720
American Retirement Corporation*                                            75,000              2,042,250
Cardinal Health, Inc.                                                       27,000              1,945,080
Caremark Rx, Inc.*                                                          38,300              1,888,190
Community Health Systems Inc.*                                              20,500                745,994
Covance Inc.*                                                               21,800              1,238,458
Express Scripts, Inc.*                                                       9,450                862,691
HealthExtras, Inc.*                                                         24,450                804,405
Health Net Inc.*                                                            14,900                735,613
Humana Inc.*                                                                54,100              3,017,157
McKesson Corporation                                                        24,000              1,272,000
Medco Health Solutions, Inc.*                                               36,350              1,966,535
Omnicare, Inc.                                                              20,550              1,021,335
Psychiatric Solutions, Inc.*                                                49,250              1,624,758
Sierra Health Services, Inc.*                                               35,450              1,404,529
Sunrise Senior Living Inc.*                                                 31,800              1,155,930
Symbion, Inc.*                                                              68,350              1,578,885
UnitedHealth Group Incorporated                                             55,195              3,279,686
WellCare Health Plans Inc.*                                                 63,250              2,557,198
                                                                                              -----------
                                                                                               31,841,414
                                                                                              -----------

INTERNET SOFTWARE & SERVICES-.8%
Allscripts Healthcare Solutions, Inc.*                                      77,300              1,361,253
                                                                                              -----------

MEDICAL TECHNOLOGY-2.2%
Conor Medsystems, Inc.*                                                    102,350              2,404,202
WebMD Health Corp.*                                                         29,600              1,182,224
                                                                                              -----------
                                                                                                3,586,426
                                                                                              -----------

                                                                           SHARES                VALUE
                                                                           ------                -----
PHARMACEUTICALS-23.8%
Abbott Laboratories                                                         19,100                824,164
Allergan, Inc.                                                              15,400              1,792,560
Aspreva Pharmaceuticals Corporation*                                        41,250                825,000
AstraZeneca PLC Sponsored ADR#                                              27,900              1,357,056
Eli Lilly and Company                                                       38,850              2,199,687
Forest Laboratories, Inc. *                                                 53,000              2,452,840
GlaxoSmithKline PLC Sponsored ADR#                                          38,950              1,995,798
Hospira Inc.*                                                               40,000              1,790,000
IVAX Corporation*                                                           75,250              2,341,780
Johnson & Johnson                                                           25,750              1,481,655
Medicines Company*                                                          53,250              1,025,063
Medicis Pharmaceutical Corporation Cl. A                                    10,350                319,919
Novartis AG ADR#                                                            41,150              2,269,834
Novo Nordisk A/S Cl. B ADR#                                                 19,600              1,093,876
Pfizer Inc.                                                                190,500              4,892,040
Sanofi-Aventis ADR#                                                         27,990              1,287,540
Schering-Plough Corporation                                                121,900              2,334,385
Sepracor Inc.*                                                              22,950              1,306,085
Shire PLC                                                                   46,750              2,279,062
Teva Pharmaceutical Industries Ltd. ADR#                                    35,050              1,494,182
Wyeth                                                                       79,900              3,695,375
                                                                                              -----------
                                                                                               39,057,901
                                                                                              -----------

PHARMACEUTICAL PREPARATIONS-1.1%
Adams Respiratory Therapeutics, Inc.*                                       43,850              1,893,443
                                                                                              -----------

REAL ESTATE-1.1%
Ventas, Inc.                                                                57,400              1,756,440
                                                                                              -----------

SOFTWARE-1.0%
Cerner Corporation*                                                         36,050              1,622,250
                                                                                              -----------

Total Common Stocks
     (Cost $132,986,953)                                                                      150,111,737
                                                                                              -----------

                                                                       PRINCIPAL
SHORT-TERM INVESTMENTS-7.6%                                             AMOUNT
                                                                        ------

U.S. AGENCY OBLIGATIONS

Federal Home Loan Banks, 4.24%, 2/1/06
     (Cost $12,441,000)                                                $12,441,000             12,441,000
                                                                                               ----------

Total Investments
     (Cost $145,427,953)(a)                                                  99.0%            162,552,737
Other Assets in Excess of Liabilities                                          1.0              1,632,486
                                                                         ---------           ------------
Net Assets                                                                  100.0%           $164,185,223
                                                                         =========           ============

* Non-income producing securities.
# American Depositary Receipts.
a) At January 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $145,427,953, amounted to $17,124,784, which consisted of aggregate gross unrealized appreciation of $18,303,278 and aggregate gross unrealized depreciation of $1,178,494.

THE ALGER FUNDS
ALGER SMALLCAP AND MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
JANUARY 31, 2006

COMMON STOCKS-96.0%                                                        SHARES               VALUE
                                                                           ------               -----
AEROSPACE & DEFENSE-3.2%
Alliant Techsystems Inc.*                                                    2,800            $  217,000
BE Aerospace, Inc.*                                                         13,150               276,413
Esterline Technologies Corporation*                                          5,400               223,398
SI International Inc.*                                                       6,300               191,583
                                                                                              ----------
                                                                                                 908,394
                                                                                              ----------

AIRLINES-.8%
AirTran Holdings, Inc.*                                                     14,400               243,935
                                                                                              ----------

APPAREL-.8%
Gymboree Corp.                                                               9,600               236,543
                                                                                              ----------

AUTO COMPONETS-1.1%
LKQ Corporation*                                                            13,450               302,490
                                                                                              ----------

BIOTECHNOLOGY-5.3%
BioMarin Pharmaceutical Inc.*                                               21,550               252,782
Encysive Pharmaceuticals Inc.*                                              21,250               201,238
Gen-Probe Incorporated*                                                      5,000               252,150
Human Genome Sciences, Inc*                                                 19,750               217,250
Medarex, Inc.*                                                              12,150               169,857
Myogen, Inc.*                                                                5,250               195,930
Theravance, Inc.*                                                            8,200               224,597
                                                                                              ----------
                                                                                               1,513,804
                                                                                              ----------

BUILDING & CONSTRUCTION-.1%
H&E Equipment Services, Inc.*                                                  750                17,325
                                                                                              ----------

BUSINESS SERVICES-.6%
Macrovision Corp.*                                                           8,950               166,380
                                                                                              ----------

CAPITAL MARKETS-2.7%
Affiliated Managers Group, Inc.*                                             3,412               316,634
Greenhill & Co., Inc.                                                        3,700               211,566
National Financial Partners Corporation                                      4,500               240,795
                                                                                              ----------
                                                                                                 768,995
                                                                                              ----------

CHEMICALS-.8%
Lubrizol Corporation                                                         5,000               228,700
                                                                                              ----------

COMMERCIAL BANKS-2.2%
Boston Private Financial Holdings, Inc.                                      5,800               177,132
Compass Bancshares, Inc.                                                     3,750               182,700
Signature Bank*                                                              8,550               260,348
                                                                                              ----------
                                                                                                 620,180
                                                                                              ----------

COMMERCIAL SERVICES & SUPPLIES-5.2%
CoStar Group Inc.*                                                           3,900               195,000
Education Management Corporation*                                            6,250               191,375
FTI  Consulting, Inc.*                                                       7,550               204,228
Gevity HR, Inc.                                                              7,250               199,013
Navigant Consulting, Inc.*                                                  11,550               262,415
Traffic.com, Inc.*                                                           9,150               109,800
West Corporation*                                                            7,650               312,350
                                                                                              ----------
                                                                                               1,474,181
                                                                                              ----------

COMPUTERS & PERIPHERALS-1.9%
Memc Electronic Materials, Inc.*                                             9,800               280,084
Mobility Electronics, Inc.*                                                 23,800               249,424
                                                                                              ----------
                                                                                                 529,508
                                                                                              ----------

COMPUTER SERVICES-.9%
Open Solutions Inc.*                                                         9,400               244,305
                                                                                              ----------

COMPUTER TECHNOLOGY-1.5%
NAVTEQ*                                                                      3,700               166,167
Secure Computing Corporation*                                               17,900               260,624
                                                                                              ----------
                                                                                                 426,791
                                                                                              ----------

CONSTRUCTION & ENGINEERING-1.1%
URS Corporation*                                                             7,650               327,266
                                                                                              ----------

ELECTRICAL EQUIPMENT-.8%
AMETEK, Inc.                                                                 5,350               220,098
                                                                                              ----------

                                                                           SHARES               VALUE
                                                                           ------               -----
ELECTRIC AND ELECTRONIC EQUIPMENT-.8%
Roper Industries, Inc.                                                       5,300            $  213,855
                                                                                              ----------

ELECTRONIC EQUIPMENT & INSTRUMENTS-2.3%
International DisplayWorks Inc.*                                            50,000               324,500
Multi-Fineline Electronix, Inc.*                                             6,200               333,312
                                                                                              ----------
                                                                                                 657,812
                                                                                              ----------

ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS-.3%
Saifun Semiconductors Ltd.*                                                  2,400                81,600
                                                                                              ----------

ENERGY-1.7%
Arch Coal, Inc.                                                              3,400               294,848
SunPower Corporation  Cl. A*                                                 4,500               179,865
                                                                                              ----------
                                                                                                 474,713
                                                                                              ----------

ENERGY EQUIPMENT & SERVICES-2.2%
Grant Prideco, Inc.*                                                         6,300               315,567
Pioneer Drilling Company*                                                   13,150               299,820
                                                                                              ----------
                                                                                                 615,387
                                                                                              ----------

FINANCIAL INFORMATION SERVICES-1.0%
GFI Group Inc.*                                                              5,150               281,139
                                                                                              ----------

FINANCIAL SERVICES-.5%
Hudson City Bancorp Inc.                                                    12,000               149,040
                                                                                              ----------

FOOD & BEVERAGES-.9%
Hain Celestial Group Inc. (The)*                                            11,600               270,396
                                                                                              ----------

FOREIGN SEA FREIGHT-.5%
Genco Shipping & Trading Ltd.                                                7,900               127,743
                                                                                                 -------

HEALTH CARE EQUIPMENT & SUPPLIES-4.1%
Haemonetics Corporation*                                                     4,150               215,800
Intuitive Surgical, Inc.*                                                    2,250               309,713
Mentor Corporation                                                           2,800               126,000
Sybron Dental Specialties, Inc.*                                             7,450               317,370
Ventana Medical Systems, Inc.*                                               4,450               179,513
                                                                                              ----------
                                                                                               1,148,396
                                                                                              ----------

HEALTH CARE PROVIDERS & SERVICES-4.9%
Psychiatric Solutions, Inc.*                                                 9,500               313,405
Sunrise Senior Living Inc.*                                                  7,400               268,990
Symbion, Inc.*                                                              12,700               293,370
VCA Antech, Inc.*                                                            8,500               235,195
WellCare Health Plans Inc.*                                                  6,850               276,946
                                                                                              ----------
                                                                                               1,387,906
                                                                                              ----------

HOTELS, RESTAURANTS & LEISURE-3.4%
Churchill Downs Incorporated                                                 6,400               255,616
Orient-Express Hotels Ltd. Cl. A                                             7,750               250,170
Ruth's Chris Steak House, Inc.*                                             10,600               224,190
Station Casinos, Inc.                                                        3,600               240,660
                                                                                              ----------
                                                                                                 970,636
                                                                                              ----------

INFORMATION TECHNOLOGY  SERVICES-1.5%
Alliance Data Systems Corporation*                                           4,850               204,913
Global Payments Inc.                                                         4,600               234,278
                                                                                              ----------
                                                                                                 439,191
                                                                                              ----------

INSURANCE-1.7%
Ohio Casualty Corporation                                                    8,350               251,669
Platinum Underwriters Holdings Holdings, Inc.                                7,800               239,070
                                                                                              ----------
                                                                                                 490,739
                                                                                              ----------

INTERNET & CATALOG RETAIL-.9%
Priceline.com Incorporated*                                                 11,050               243,653
                                                                                              ----------

INTERNET SOFTWARE & SERVICES-5.6%
aQuantive, Inc.*                                                             9,100               236,691
DealerTrack Holdings Inc.*                                                   9,450               188,527
Jupitermedia Corporation*                                                   13,850               224,232
Openwave Systems, Inc.*                                                     10,400               224,224
PlanetOut, Inc.*                                                            23,250               197,160
TNS Inc.*                                                                   13,450               276,263
WebEx Communications, Inc.*                                                 10,350               251,298
                                                                                              ----------
                                                                                               1,598,395
                                                                                              ----------


                                                                           SHARES               VALUE
                                                                           ------               -----
IT SERVICES-1.0%
Wright Express Corp.*                                                       10,800            $  274,752
                                                                                              ----------

LEISURE EQUIPMENT & PRODUCTS-1.0%
LIFE TIME FITNESS, Inc.*                                                     7,000               270,130
                                                                                              ----------

MACHINERY-3.1%
Actuant Corporation Cl. A                                                    4,500               257,625
Gardner Denver Inc.*                                                         5,000               264,500
Joy Global Inc.                                                              6,300               340,452
                                                                                              ----------
                                                                                                 862,577
                                                                                              ----------

MACHINERY - OIL WELL EQUIPMENT & SERVICES-1.0%
Patterson-UTI Energy, Inc.                                                   7,600               285,912
                                                                                              ----------

MANUFACTURING-.5%
American Railcar Industries, Inc.*                                           5,000               149,395
                                                                                              ----------

MEDIA-2.3%
Focus Media Holding Limited ADR*#                                            3,050               166,500
NeuStar, Inc. Cl. A*                                                        11,050               320,561
World Wrestling Entertainment, Inc. Cl. A                                   10,900               159,684
                                                                                              ----------
                                                                                                 646,745
                                                                                              ----------

MEDICAL TECHNOLOGY-.7%
Conor Medsystems, Inc.*                                                      8,250               193,793
                                                                                              ----------

METALS & MINING-1.7%
Cleveland-Cliffs Inc.                                                        2,500               269,625
Paladin Resources Limited*                                                  76,200               204,216
                                                                                              ----------
                                                                                                 473,841
                                                                                              ----------

OIL & GAS-3.3%
Carrizo  Oil & Gas, Inc.*                                                   11,300               326,118
Range Resources Corporation                                                  9,650               288,246
TODCO Cl. A*                                                                 7,350               327,810
                                                                                              ----------
                                                                                                 942,174
                                                                                              ----------

OIL AND GAS EXPLORATION SERVICES-.8%
Petrobank Energy and Resources Ltd.*                                        18,250               220,643
                                                                                              ----------

PHARMACEUTICAL PREPARATIONS-.8%
Adams Respiratory Therapeutics, Inc.*                                        5,100               220,218
                                                                                              ----------

PHARMACEUTICALS-1.2%
IVAX Corporation*                                                           11,250               350,100
                                                                                              ----------

RESTAURANTS-1.0%
McCormick & Schmick's Seafood Restaurants, Inc.*                            12,650               271,975
                                                                                              ----------

RETAIL-1.0%
Phillips-Van Heusen Corporation                                              7,600               274,588
                                                                                              ----------

ROAD & RAIL-.8%
Landstar Systems, Inc.                                                       5,100               215,730
                                                                                              ----------

SEMICONDUCTOR CAPITAL EQUIPMENT-1.6%
FormFactor Inc.*                                                             6,400               190,848
SiRF Technology Holdings, Inc.*                                              7,300               245,937
                                                                                              ----------
                                                                                                 436,785
                                                                                              ----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-2.4%
ATMI, Inc.*                                                                  5,000               168,000
Cypress Semiconductor Corporation*                                          14,650               248,025
Trident Microsystems, Inc.*                                                  9,900               258,588
                                                                                              ----------
                                                                                                 674,613
                                                                                              ----------

SOFTWARE-3.4%
Cerner Corporation*                                                          4,700               211,500
Hyperion Solutions Corporation*                                              5,925               203,879
Quest Software, Inc. *                                                      16,300               258,192
VeriFone Holdings Inc.*                                                     11,500               293,480
                                                                                              ----------
                                                                                                 967,051
                                                                                              ----------


                                                                           SHARES               VALUE
                                                                           ------               -----
SPECIALTY RETAIL-4.3%
Abercrombie & Fitch Co. Cl. A                                                2,900            $  192,531
AnnTaylor Stores Corporation*                                                7,850               261,562
Carter's, Inc.*                                                              3,600               244,764
Gamestop Corp. Cl. A*                                                        3,200               128,992
Hot Topic, Inc.*                                                            12,850               184,526
PETsMART, Inc.                                                               7,650               191,709
                                                                                              ----------
                                                                                               1,204,084
                                                                                              ----------

TEXTILES, APPAREL & LUXURY GOODS-.7%
Quiksilver,  Inc.*                                                          14,800               207,496
                                                                                              ----------

WIRELESS TELECOMMUNICATION SERVICES-2.1%
American Tower Corporation Cl. A*                                           11,400               352,716
UbiquiTel Inc.*                                                             25,100               245,729
                                                                                              ----------
                                                                                                 598,445
                                                                                              ----------

Total Common Stocks
     (Cost $20,501,045)                                                                       27,120,543
                                                                                              ----------

                                                                       PRINCIPAL
SHORT-TERM INVESTMENTS-5.5%                                              AMOUNT
---------------------------                                              ------

U.S. AGENCY OBLIGATIONS Federal Home Loan Banks, 4.24%, 2/1/06
     (Cost $1,540,000)                                                  $1,540,000             1,540,000
                                                                                              ----------

Total Investments
     (Cost $22,041,045)(a)                                                  101.5%            28,660,543
Liabilities in Excess of Other Assets                                         (1.5)             (417,439)
                                                                         ---------           -----------
Net Assets                                                                  100.0%           $28,243,104
                                                                         =========           ===========

* Non-income producing securities.
# American Depositary Receipts.
a) At January 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $22,041,045, amounted to $6,619,498, which consisted of aggregate gross unrealized appreciation of $6,777,250 and aggregate gross unrealized depreciation of $157,752.

THE ALGER FUNDS
ALGER MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
JANUARY 31, 2006

                                                                          PRINCIPAL
                                                                            AMOUNT              VALUE
                                                                            ------              -----
U.S. AGENCY OBLIGATIONS-100.2%
Federal National Mortgage Association,
     4.20%, 2/15/06                                                        $ 8,000,000        $ 7,986,933
     4.21%, 2/17/06                                                         10,870,000         10,849,661
     4.22%, 2/21/06                                                          8,000,000          7,981,244
Federal Home Loan Mortgage Association,
     4.20%, 2/10/06                                                          8,000,000          7,991,600
     4.20%, 2/14/06                                                          8,000,000          7,987,867
Federal Home Loan Banks,
     4.24%, 2/1/06                                                          13,855,000         13,855,000
                                                                                              -----------


Total U.S. Agency Obligations
     (Cost $56,652,305)                                                                        56,652,305
                                                                                              -----------

REPURCHASE AGREEMENTS-.4%
Securities Held Under Repurchase Agreements, 3.75%, 2/1/06, with State Street
  Bank and Trust Company dtd 1/31/06, repurchase price $230,024, collateralized by Federal National Mortgage Association (par value $315,000,
  4.824%, due 7/1/34), (Cost $230,000)                                         230,000            230,000
                                                                                              -----------


Total Investments
     (Cost $56,882,305)(a)                                                      100.6%         56,882,305
Liabilities in Excess of Other Assets                                             (0.6)          (335,971)
                                                                               -------        ----------
Net Assets                                                                      100.0%        $56,546,334
                                                                               =======        ===========

a) At January 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes was the same as the cost for financial reporting purposes.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant's principal executive officer and principal financial officer found Registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant's internal control over financial reporting occurred during the registrant's last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


The Alger Funds


By /s/Daniel C. Chung


Daniel C. Chung


President


Date: March 13, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Daniel C. Chung


Daniel C. Chung


President


Date: March 13, 2006


By /s/Frederick A. Blum


Frederick A. Blum


Treasurer


Date: March 13, 2006